Trade and other current receivables - Summary of Impairment Provision for Trade and Other Receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Provision for impairment of trade and other receivables at beginning of period	€ 222	€ 278
Charge to income statement	37	34
Reduction/releases	(53)	(82)
Reclassifications	0	(3)
Currency translations	0	(5)
Provision for impairment of trade and other receivables at end of period	€ 206	€ 222